Related Party Transactions - Narrative (Details) $ in Millions		12 Months Ended
	Dec. 20, 2022	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 03, 2023
Related Party Transaction [Line Items]
Reinsurance, profit commission, percentage		0.200
Reinsurance, profit commission, hurdle rate of return, percentage		0.050
Related Party
Related Party Transaction [Line Items]
Other receivables		$ 208.9	$ 173.3
Amounts due to The Fidelis Partnership		$ 385.8	334.5
Framework Agreement | Related Party
Related Party Transaction [Line Items]
Related party transaction, agreement duration	10 years
Reinsurance, ceded commission, percentage		0.115
Property management fee, percent fee		3.00%
Other receivables		$ 208.9	173.3
Amounts due to The Fidelis Partnership		385.8	334.5
Insurance commissions		104.8	54.4	$ 0.0
Payments for commissions		68.6	31.6	0.0
Framework Agreement | Related Party | Policy Acquisition Expenses
Related Party Transaction [Line Items]
Insurance commissions		51.6	15.9	0.0
Framework Agreement | Related Party | General and Administrative Expense
Related Party Transaction [Line Items]
Costs and expenses, related party		6.5	5.6	0.0
Related party transaction, purchases from related party		$ 1.0	$ 2.3	$ 0.0
Framework Agreement | Related Party | Third Party Managing General Underwriters
Related Party Transaction [Line Items]
Reinsurance, ceded commission, percentage		0.030
Group | Fidelis MGU
Related Party Transaction [Line Items]
Subsidiary, ownership percentage, noncontrolling owner					9.90%
Group | Framework Agreement | Related Party | Fidelis MGU
Related Party Transaction [Line Items]
Subsidiary, ownership percentage, noncontrolling owner					9.90%